JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 98.2%
Alternative Assets — 4.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	19,672,402	305,905,848

Fixed Income — 34.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	123,466,316	1,481,595,797
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	52,255,599	445,217,702
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	11,360,819	93,158,713
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	11,427,593	94,277,643
JPMorgan High Yield Fund Class R6 Shares (a)	45,478,848	327,902,495
JPMorgan Managed Income Fund Class L Shares (a)	780,410	7,843,121
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	14,122,776	135,578,653

Total Fixed Income		2,585,574,124

International Equity — 26.6%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	12,599,896	155,860,717
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	13,680,382	405,760,135
JPMorgan International Advantage Fund Class R6 Shares (a)	20,233,479	402,241,566
JPMorgan International Equity Fund Class R6 Shares (a)	36,098,189	615,113,134
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	24,005,288	422,253,015

Total International Equity		2,001,228,567

U.S. Equity — 33.1%
JPMorgan Equity Income Fund Class R6 Shares (a)	32,268,399	596,965,386
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	4,855,305	110,652,407
JPMorgan Intrepid America Fund Class R6 Shares (a)	666,370	24,882,241
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	4,093,713	209,393,402
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	1,282,714	75,013,143
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	2,521,935	48,320,271
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,083,735	52,676,810
JPMorgan U.S. Equity Fund Class R6 Shares (a)	59,203,842	950,221,657
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	14,186,539	395,095,120
JPMorgan Value Advantage Fund Class R6 Shares (a)	779,098	28,148,811

Total U.S. Equity		2,491,369,248

TOTAL INVESTMENT COMPANIES (Cost $6,500,801,943)		7,384,077,787

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 2.00%, 1/31/2020 (b) (Cost $27,422,886)	27,463,000	27,470,509

	Shares
SHORT-TERM INVESTMENTS — 2.7%
INVESTMENT COMPANIES — 2.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (c) (Cost $200,174,298)	200,174,298	200,174,298

Total Investments — 101.2% (Cost $6,728,399,127)		7,611,722,594
Liabilities in Excess of Other Assets — (1.2)%		(92,040,561)

Net Assets — 100.0%		7,519,682,033

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	1,850	12/2019	USD	68,135,500	599,379
Russell 2000 E-Mini Index	553	12/2019	USD	42,141,365	(1,073,047)
S&P 500 E-Mini Index	1,356	12/2019	USD	201,840,600	(1,663,853)
U.S. Treasury 10 Year Note	398	12/2019	USD	51,864,375	(258,954)

					(2,396,475)

Short Contracts
EURO STOXX 50 Index	(1,024)	12/2019	EUR	(39,649,873)	(551,673)
MSCI EAFE E-Mini Index	(158)	12/2019	USD	(14,993,410)	3,623
MSCI Emerging Markets E-Mini Index	(3,100)	12/2019	USD	(155,248,000)	1,997,083

					1,449,033

					(947,442)

Abbreviations

EAFE	Europe, Australasia, and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,584,252,085	$27,470,509	$—	$7,611,722,594

Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,600,085	$—	$—	$2,600,085

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,995,854)	$(551,673)	$—	$(3,547,527)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,445,190,460	$10,627,464	$—	$—	$25,777,873	$1,481,595,797	123,466,316	$10,627,464	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	559,172,022	4,044,091	125,657,846	4,052,508	3,606,927	445,217,702	52,255,599	4,044,091	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	162,286,665	—	—	—	(6,425,948)	155,860,717	12,599,896	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	104,503,766	1,292,180	12,881,710	145,853	98,624	93,158,713	11,360,819	1,292,178	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	318,262,856	94,343,789	—	—	(6,846,510)	405,760,135	13,680,382	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	92,765,083	1,065,086	—	—	447,474	94,277,643	11,427,593	1,065,086	—
JPMorgan Equity Income Fund Class R6 Shares (a)	253,155,763	338,329,947	—	—	5,479,676	596,965,386	32,268,399	2,030,731	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	370,622,625	—	258,213,310	131,812,956	(133,569,864)	110,652,407	4,855,305	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	438,348,795	5,747,664	115,512,539	(1,439,220)	757,795	327,902,495	45,478,848	5,747,665	—
JPMorgan International Advantage Fund Class R6 Shares (a)	529,593,076	—	116,835,970	(7,386,624)	(3,128,916)	402,241,566	20,233,479	—	—
JPMorgan International Equity Fund Class R6 Shares (a)	582,029,781	42,861,812	—	—	(9,778,459)	615,113,134	36,098,189	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	459,777,822	30,911,476	65,327,317	(3,712,649)	603,683	422,253,015	24,005,288	—	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	125,997,830	—	101,777,797	38,056,349	(37,394,141)	24,882,241	666,370	—	—
JPMorgan Managed Income Fund Class L Shares (a)	7,794,522	48,583	—	—	16	7,843,121	780,410	47,512	—
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	210,457,767	—	—	—	(1,064,365)	209,393,402	4,093,713	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	308,061,126	1,530,532	26,427,687	3,955,212	18,786,665	305,905,848	19,672,402	1,530,531	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	79,156,794	56,136,493	—	—	285,366	135,578,653	14,122,776	754,495	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	63,490,958	11,366,232	—	—	155,953	75,013,143	1,282,714	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	54,624,690	—	4,283,992	667,888	(2,688,315)	48,320,271	2,521,935	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	54,204,500	165,492	1,495,470	(331,781)	134,069	52,676,810	2,083,735	165,491	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	734,764,011	214,908,878	—	—	548,768	950,221,657	59,203,842	2,664,980	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	94,172,493	650,307,376	544,305,571	—	—	200,174,298	200,174,298	872,351	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	513,567,212	1,617,703	124,328,232	29,326,576	(25,088,139)	395,095,120	14,186,539	1,617,703	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	347,050,389	—	321,814,734	119,150,466	(116,237,310)	28,148,811	779,098	—	—

Total	$7,909,051,006	$1,465,304,798	$1,818,862,175	$314,297,534	$(285,539,078)	$7,584,252,085		$32,460,278	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.